Equity Awards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net cash proceeds related to stock options exercised		$ 8.6
Payments related to stock option exercised	$ 1.8
Aggregate intrinsic value of stock options exercised	17.4	$ 11.3
Stock-based compensation cost which has not yet been recognized	$ 24.7
Stock-based compensation cost recognized period, in months	23 months
Restricted stock awarded subject to performance condition (in shares)	313,000
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of the awards granted under the Plan	10 years
Additional shares authorized for grants	700,000